Significant Accounting Policies (Details) - Schedule of operating leases	6 Months Ended
Jun. 30, 2022 USD ($)
Schedule Of Operating Leases Abstract
Cash paid for amounts included in the measurement of lease liabilities	$ 53,286
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 207,818
Weighted-average remaining lease term — operating leases (years)	5 years 2 months 12 days
Weighted-average discount rate — operating leases	5.07%